Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Outstanding Purchase Commitments	As of December 31, 2025, the Company has outstanding capital expenditure commitments for construction projects consisting of the following:

	RMB	US$
	(in thousands)
As of December 31, 2025	12,021	1,719